Derivatives and Hedge Accounting - Summary of Fair Value of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 169,158	$ 54,583
Derivative liabilities	113,559	22,561
Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		1,866
Derivative liabilities	78,787
Fair Value Hedges | Derivatives Designated in Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	59,258	42,983
Derivative liabilities	95,931	6,068
Fair Value Hedges | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	109,900	11,600
Derivative liabilities	17,628	16,493
Fair Value Hedges | Cross currency interest rate swaps - inflows | Derivatives Designated in Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		1,866
Derivative liabilities	78,787
Fair Value Hedges | Forward Contracts | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		208
Fair Value Hedges | Unsettled bets - net outflows | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	17,628	16,285
Fair Value Hedges | Embedded Derivative | Derivatives Held for Risk Management Not Designated in Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	109,900
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	17,144	6,068
Cash Flow Hedges | Derivatives Designated in Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	59,258	41,117
Cash Flow Hedges | Cross currency interest rate swaps - inflows | Derivatives Designated in Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	59,258	41,117
Derivative liabilities		1,096
Cash Flow Hedges | Interest rate swap - net outflows | Derivatives Designated in Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	$ 17,144	$ 4,972